Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Net Revenues
Operating Expenses:
General and administration expenses	2,700		2,700
Total operating expenses	2,700		2,700
Loss from operations
Provision for income taxes
Net loss	$ (2,700)	$ 0	$ (2,700)	$ 0
Net loss per share Basic and Diluted:	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	40,000,000	40,000,000	40,000,000	40,000,000
Diluted	40,000,000	40,000,000	40,000,000	40,000,000